Pensions and other post-employment benefits - Summary of Movements in Fair Values of Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Exchange adjustments	£ 14	£ 44	£ (87)
Interest income	(25)	(45)	(18)
Settlements and curtailments	2	6	21
Employer contributions	351	606	919
Pension benefits | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	13,622	13,144	19,062
Exchange adjustments	(79)	(209)	408
Interest income	587	601	370
Expenses	(23)	(30)	(35)
Settlements and curtailments	(1)	2	(8)
Remeasurement	(547)	380	(5,883)
Employer contributions	351	606	919
Scheme participants’ contributions	11	11	15
Transfer to assets held for sale/distribution			(624)
Benefits paid	(907)	(883)	(1,080)
Plan assets, at fair value at the end of the period	13,014	13,622	13,144
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Remeasurement	50	(40)	228
Post-retirement benefits | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	0	0	0
Exchange adjustments	0	0	0
Interest income	0	0	0
Expenses	0	0	0
Settlements and curtailments	0	0	0
Remeasurement	0	0	0
Employer contributions	94	98	117
Scheme participants’ contributions	18	18	18
Transfer to assets held for sale/distribution			0
Benefits paid	(112)	(116)	(135)
Plan assets, at fair value at the end of the period	0	0	0
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	9,498	9,014
Plan assets, at fair value at the end of the period	8,802	9,498	9,014
UK | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	9,498	9,014	13,632
Exchange adjustments	0	0	0
Interest income	426	430	271
Expenses	(12)	(14)	(14)
Settlements and curtailments	0	0	0
Remeasurement	(639)	217	(4,981)
Employer contributions	63	363	755
Scheme participants’ contributions	0	0	0
Transfer to assets held for sale/distribution			0
Benefits paid	(534)	(512)	(649)
Plan assets, at fair value at the end of the period	8,802	9,498	9,014
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,142	2,260
Plan assets, at fair value at the end of the period	2,207	2,142	2,260
US | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,142	2,260	2,524
Exchange adjustments	37	(125)	286
Interest income	102	111	71
Expenses	(11)	(16)	(21)
Settlements and curtailments	0	0	0
Remeasurement	30	85	(324)
Employer contributions	179	125	50
Scheme participants’ contributions	0	0	0
Transfer to assets held for sale/distribution			0
Benefits paid	(272)	(298)	(326)
Plan assets, at fair value at the end of the period	2,207	2,142	2,260
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	1,982	1,870
Plan assets, at fair value at the end of the period	2,005	1,982	1,870
Rest of World | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	1,982	1,870	2,906
Exchange adjustments	(116)	(84)	122
Interest income	59	60	28
Expenses	0	0	0
Settlements and curtailments	(1)	2	(8)
Remeasurement	62	78	(578)
Employer contributions	109	118	114
Scheme participants’ contributions	11	11	15
Transfer to assets held for sale/distribution			(624)
Benefits paid	(101)	(73)	(105)
Plan assets, at fair value at the end of the period	£ 2,005	£ 1,982	£ 1,870